INVENTORIES (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 888,225	$ 942,911		$ 288,422
Supplies and packing materials	172,029	193,322		174,636
Finished goods	1,049,136	815,559		711,545
Total inventories	$ 2,109,390	$ 1,951,792	[1]	$ 1,174,603

[1]	Derived from audited financial statements